Investment Objectives and Goals	Jul. 31, 2024
Lord Abbett Diversification Shares: Core Completion Fund
Prospectus [Line Items]
Risk/Return [Heading]	Lord Abbett Diversification Shares: Core Completion Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek a high level of current income.
Lord Abbett Diversification Shares: Core Plus Completion Fund
Prospectus [Line Items]
Risk/Return [Heading]	Lord Abbett Diversification Shares: Core Plus Completion Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek a high level of current income.